Long-Term Debt And Liquidity (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended								0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Nov. 20, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Minimum [Member]	Dec. 31, 2012 Senior Notes [Member] Minimum [Member]	Nov. 20, 2012 Senior Notes [Member] Maximum [Member]	Nov. 30, 2010 Senior Subordinated Notes [Member]	Mar. 31, 2013 Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 563,700,000	$ 546,300,000
Interest rate description	LIBOR plus a margin ranging from 1.5% to 2.25% (depending on our total net leverage ratio and/or senior unsecured rating) or, in the case of dollar denominated loans, the alternate base rate plus a margin ranging from 0.50% to 1.25% (depending upon such ratio or rating). The alternate base rate is the highest of (i) the prime rate announced by JPMorgan Chase Bank, N.A., (ii) the federal fund effective rate plus one-half of 1.0% and (iii) the London interbank offering rate (as adjusted) for a one-month period plus 1.0%. GrafTech Finance, Luxembourg Holdco and Swissco pay a per annum fee ranging from 0.25% to 0.40% (depending on such ratio or rating) on the undrawn portion of the commitments under the Revolving Facility.
LIBOR plus margin percentage				1.50%	1.50%	2.25%	2.25%
Alternate base rate plus margin percentage				0.50%	0.50%	1.25%	1.25%
Addition to federal effective fund rate to determine base rate	0.50%	0.50%
Percentage of one-month interest rate plus London interbank offering rate	1.00%	1.00%
Per annum fee by GrafTech Finance and Swissco				0.25%	0.25%	0.40%	0.40%
Financial covenants, minimum interest coverage ratio	3.00	3.00
Financial covenants, maximum net senior secured leverage ratio	2.25	2.25
Face amount of debt issued in connection with acquisition															200,000,000
Debt instruments maturity date															2015
Senior subordinated notes implied rate	7.00%	7.00%													7.00%
Loan balance, net of unamortized discount	551,886,000	535,709,000	387,624,000					300,000,000	300,000,000		0					166,983,000	164,183,000	153,442,000
Debt Instrument, Face Amount										300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.375%									6.375%
Redemption Price Percentage Of Principal Prior To November 15, 2016										100.00%
Aggregate Principal Redemption Percentage Price Prior To November 15, 2015														35.00%
Redemption Price Percentage Of Principal Prior To November 15, 2015										106.375%
Repurchase Percentage Price Of Aggregate Principal Due To Change In Control										101.00%
Unpaid Indebtness After Maturity Or Acceleration												50,000,000	50,000,000
Unpaid Judgment Or Decree												50,000,000	50,000,000
Debt Instrument Loan Balance Net Of Unamortized Discount																$ 167,000,000	$ 164,200,000